ELITE GROWTH AND INCOME FUND

Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements

ELITE INCOME FUND

Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements

Portfolio of Investments
The Elite Growth & Income Fund
March 31, 2000
(unaudited)

                                                                               Market Value
             Shares                                                                 Note 2A
       -------------                                                          --------------
                     Common Stock  94.0%

                     Business Services 9.3%
                     -----------------------
             40,000  Fed Ex. Corp.*                                              $1,560,000
            180,000  United Rentals*                                              3,105,000
             64,200  Waste Management                                               878,737
                                                                              --------------
                              Total Business Services                             5,543,737
                                                                              --------------

                     Capital Goods 15.5%
                     --------------------
             77,500  Dura Automotive*                                             1,332,031
             16,000  General Electric                                             2,483,000
             92,000  Tyco International                                           4,588,500
             12,000  United Technologies                                            758,250
                                                                              --------------
                              Total Capital  Goods                                9,161,781
                                                                              --------------

                     Consumer Goods and Services 21.2%
                     --------------------------------
             80,000  Black and Decker                                             3,005,000
            135,000  Coffee Station (a)*                                             33,750
             43,400  H.R. Block                                                   1,942,150
             40,000  Limited Inc.                                                 1,685,000
            105,139  Optiva Corp. (a)*                                            1,182,814
             40,000  Snap On Inc.                                                 1,047,500
             40,000  Starbucks*                                                   1,792,500
             40,000  Zale Corp.*                                                  1,887,500
                                                                              --------------
                                Total Consumer Goods and Services                12,577,464
                                                                              --------------

                     Energy  3.2%
                     -------------
             60,000  Petroleum Geo Services*                                      1,038,750
             30,000  Pogo Producing                                                 856,875
                                                                              --------------
                              Total Energy                                        1,895,625
                                                                              --------------

                     Financial Intermediaries 6.2%
                     ------------------------------
             40,000  Fannie Mae                                                   2,257,500
             40,000  Mellon Financial Corp.                                       1,180,000
             10,000  Washington Mutual                                              265,000
                                                                              --------------
                              Total Financial Intermediaries                      3,702,500
                                                                              --------------

                     Health Care Goods and Services 22.0%
                     -----------------------------------
             30,000  American Home Products                                       1,608,750
            160,000  Amerisource Health*                                          2,400,000
             60,000  Cardinal Health                                              2,752,500
             50,000  Elan PLC/ADR*                                                2,375,000
             30,000  Medtronics Inc.                                              1,543,125
             20,000  Merck and Co                                                 1,242,500
             30,000  Pfizer Inc.                                                  1,096,875
                                                                              --------------
                              Total  Health Care Goods and Services              13,018,750
                                                                              --------------

                     Technology and Telecommunications 16.6%
                     --------------------------------------
              8,000  America Online*                                              $ 538,000
             80,000  Charter Communications*                                      1,146,250
             12,000  Hewlett Packard                                              1,590,750
             20,000  IBM                                                          2,360,000
             10,000  MCI WorldCom*                                                  453,125
             24,000  Microsoft*                                                   2,550,000
            100,000  Quantum DLT and Storage*                                     1,193,750
                                                                              --------------
                              Total  Technology and Telecommunications            9,831,875
                                                                              --------------

                   Total Value of Common Stock (Cost $34,914,203)              $ 55,731,732

                     Options - Covered Calls (3.0%)
                     -------------------------------
            -30,000  Medtronic Inc. Call     $ 45.00    05-19-00                   (238,125)
            -30,000  Starbucks Call          $ 32.50    07-21-00                   (410,625)
            -30,000  Pfizer Call             $ 40.00    09-15-00                    (75,937)
            -12,000  Hewlett Packard Call    $155.00    11-17-00                   (186,000)
            -50,000  Elan Call               $ 40.00    01-19-01                   (668,750)
            -40,000  Fedex Call              $ 45.00    01-19-01                   (192,500)
                                                                              --------------
                   Total Value of Covered Calls (Cost ($1,090,238))              (1,771,937)
                                                                              --------------

                     Convertible Securities 5.5%
                     ----------------------------
            210,000  Glenborough Reality $1.93 Preferred                          3,123,750
              5,000  Apartment and Investment $2.00 Preferred                       122,500
                                                                              --------------
                   Total Value of Preferred Stock (Cost $3,467,716)               3,246,250
                                                                              --------------

                         Total Investments
                         (Cost $34,656,807**)             96.5%                  57,204,795

                         Cash and receivables
                         In excess of liabilities          3.5%                   2,102,572
                                                    -----------               --------------

                         NET ASSETS                     100.0%                  $59,307,367
                                                   ============               ==============

(a) Restricted security (see note 3)
* Non - income producing
** Cost for Federal Income Tax purposes is the same

At March 31, 2000, unrealized appreciation of securities for Federal Income Tax purposes is as follows:

                              Unrealized appreciation          $ 22,043,377
                              Unrealized depreciation            (2,130,262)
                                                          -------------------
                              Net unrealized appreciation      $ 19,913,115
                                                          ===================

See Notes to Financial Statements

Portfolio of Investments
The Elite Income Fund
March 31, 2000
(unaudited)

                                                                                Market Value
           Par Value                                                               Note 2A
                                                                              --------------
                      Bonds  96.2%

                      U.S. Government Notes and Bonds  42.0%
                      ---------------------------------------
         $ 2,400,000  U.S. Treasury Note
                           6.250% due 02/15/03                                  $ 2,386,128
             730,000  U.S. Treasury Note
                           7.875% due 11/15/04                                      772,501
           5,000,000  U.S. Treasury Bond
                           7.250% due 05/15/16                                    5,515,750
                                                                              --------------
                                Total U.S. Government Notes and Bonds             8,674,379
                                                                              --------------

                      Electric and Gas Utilities 28.7%
                      -------------------------------
             450,000  Entergy Arkansas Inc.
                           7.000% due 03/01/02                                      444,375
           1,485,000  Niagara Mohawk Power
                           5.875% due 09/01/02                                    1,431,169
             125,000  Connecticut Light and Power Services
                           5.750 % due 01/15/03                                     125,000
             150,000  Detroit Edison
                          7.400%  due  01/15/03                                     150,187
             595,000  Ohio Power
                           6.750% due 04/01/03                                      580,869
             715,000  PG and E Gas Transmission NW Co.
                           7.100% due 06/01/05                                      712,319
             500,000  Hawaiian Electric
                           6.660% due 12/05/05                                      477,500
             650,000  Appalachian Power Co.
                           6.800% due 03/01/06                                      633,750
           1,500,000  Kentucky Power
                           6.450% due 11/10/08                                    1,383,750
                                                                              --------------
                                Total Electric and Gas Utility Bonds              5,938,919
                                                                              --------------

                      Mortgage Backed Bonds  4.1%
                      -----------------------------
             500,000  Fannie Mae (1993-93HA)
                          6.750%  due  01/25/08                                     493,715
             356,811  Federal Home Loan (Mortgage Backed)
                          6.100%  due  02/15/24                                     356,286
                                                                              --------------
                                  Total Mortgage Backed Bonds                       850,001
                                                                              --------------

                      Financial/Corporate Bonds 21.4%
                      --------------------------------
             150,000  GMAC
                          9.375%  due  04/01/00                                     150,000
             500,000  Heller Financial
                          6.500%  due  05/15/00                                     500,015
             360,000  Commercial Credit
                          5.750%  due  07/15/00                                     359,240
             515,000  Chrysler Financial
                          5.875%  due  02/07/01                                     510,494
             110,000  Associates Corp. NA
                          5.850%  due  01/15/01                                     109,175
             760,000  GMAC
                          6.875%  due  07/15/01                                     757,150
             700,000  Ford Motor Credit
                          8.200%  due  02/15/02                                     710,500
             500,000  Heller Financial
                          6.440%  due  10/06/02                                     489,375
             145,000  GMAC
                          7.050%  due  09/29/03                                     143,369
             105,000  GMAC
                          8.250%  due  02/24/04                                     107,494
             500,000  Ford Motor Credit
                          6.250%  due  12/08/05                                     470,000
             500,000  Federal Home Loan
                          0.000%  due  09/29/17                                     116,600
                                                                              --------------
                      Total Financial/Corporate Bonds                             4,423,412
                                                                              --------------

                      Total Value Bonds (Cost $ 19,983,469)                      19,886,711

        Shares
                      Preferred Stock  2.8%
                      -----------------------
              39,500  Glenborough Reality $1.93 Preferred                           587,563
                                                                              --------------
                                   Total Preferred Stock (Cost $ 682,008)           587,563
                                                                              --------------

                                   Total Investments
                                   (Cost $ 20,665,476**)           99.0%          20,474,274

                                   Cash and Receivables
                                   In excess of liabilities         1.0%             198,362
                                                              ------------    ---------------

                                   NET ASSETS                     100.0%         $20,672,636

                                                              ============    ===============

**Cost for Federal Income Tax purposes is the same.

At March 31, 2000, unrealized appreciation of Securities for Federal Income Tax is as follows:

                            Unrealized appreciation                    $  325,608
                            Unrealized depreciation                      (516,812)
                                                                    --------------
                            Net unrealized depreciation                $ (191,204)
                                                                    ==============

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2000
(unaudited)

                                         THE ELITE GROWTH               THE ELITE
                                          AND INCOME FUND              INCOME FUND
                                      -----------------------      --------------------
ASSETS:
Investments in securities at value
 (Notes 2A, 3 )(Cost $34,656,807
  and  $20,665,476)                     $   57,204,795                $   20,474,274
Cash and cash equivalent (Note 2E)           2,748,395                       233,229
Receivables:
     Interest                                    7,498                       386,615
     Dividends                                 166,184                        19,133
                                       ------------------           -------------------

     Total Assets                           60,126,872                    21,113,249
                                       ------------------           -------------------

LIABILITIES:
Payables:
     Investment Purchased                     573,600                            ---
     Investment management fees                56,768                         13,104
     Capital stock reacquired                  89,955                         98,349
     Distributions                             74,070                        314,120
     Accrued expenses                          25,112                         15,040
                                       -----------------            -------------------
Total Liabilities
                                              819,505                        440,613
                                       -----------------            -------------------

NET ASSETS:
The Elite Growth And Income Fund--
  applicable to 2,468,992 shares
  outstanding                           $  59,307,367
                                        ================
The Elite Income Fund-applicable
  to 2,094,134 shares outstanding                                     $   20,672,636
                                                                    ===================
NET ASSET VALUE, OFFERING AND
REDEMPTION  PRICE PER SHARE
  (Net assets / shares outstanding)
                                        $       24.02                $          9.87
                                        ================            ===================

At March 31, 2000 the components of net assets were as follows:

Paid-in capital                         $   34,365,179               $    20,957,820
Accumulated net realized gain (loss)         5,016,886                      (105,302)
Undistributed net investment income             12,187                        11,322
Net unrealized  appreciation
(depreciation)                              19,913,115                      (191,204)
                                         ----------------           -------------------

     Net Assets                         $   59,307,367                $  20,672,636
                                        =================           ===================

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2000 (unaudited)

                                           THE ELITE GROWTH AND INCOME      THE ELITE INCOME FUND
                                                      FUND
                                           --------------------------      ---------------------

INVESTMENT INCOME:
Income:
     Interest                                    $        91,858           $          776,946
     Dividends                                           447,834                       33,664
                                                 --------------------      -----------------------
         Total Income                                    539,692                      810,610
                                                 --------------------      -----------------------

Expenses:
     Investment management fee                           319,335                       84,863
     Transfer agent fees                                  12,593                        7,000
     Custodian fees                                       11,019                        8,322
     Professional fees                                     9,445                        4,984
     Trustees fees and expenses                            7,084                        3,000
     Record keeping services                              22,039                    12,07,658
     Shareholder reports                                   1,574                          651
     Registration fees and other                          14,955                        6,409
                                                 -------------------      -----------------------
         Total Expenses                                  398,044                      122,887
Fees paid indirectly (Note 6)                            (48,182)                         ---
Fees paid by manager  (Note 5)                               ---                       (6,284)
                                                 -------------------      -----------------------
         Net Expenses                                    349,862                      116,603
                                                 -------------------      -----------------------

         Net Investment Income                           189,830                      694,007
                                                 -------------------      -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT SECURITIES AND OPTIONS CONTRACT

Net realized gain (loss):
     Investment securities                             4,697,996                     (105,302)
     Expired and closed covered call
       options written (Note 4)                          318,890                          ---
                                                 -------------------       ----------------------
     Net realized gain (loss) on investment
        securities and option contracts                5,016,886                     (105,302)

                                                 -------------------       ----------------------
     Net increase (decrease) in unrealized
        appreciation of investment securities         (1,214,336)                    (105,915)
                                                 -------------------       ----------------------
     Net increase (decrease) in net assets
        resulting from operations                $     3,992,380             $        482,790
                                                 ===================       ======================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

THE ELITE
GROWTH AND INCOME FUND

                                                        Six Months Ended       Year Ended September
                                                         March 31, 2000              30, 1999
                                                     -----------------------  -----------------------

OPERATIONS:
     Net investment income                              $      189,830           $      577,769
     Net realized gain (loss) on investment
       securities and options contracts                      5,016,886                  494,416
     Net increase (decrease) in unrealized
       appreciation of investment securities                (1,214,336)               5,077,340
                                                      --------------------      ------------------
     Net increase (decrease) in net assets
       resulting from operations                             3,992,380                6,149,525

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                 (190,458)                (590,584)
     Distributions from net realized gains on
       investment transactions                                     ---                      ---

CAPITAL SHARE TRANSACTIONS:
     Increase (decrease) in net assets resulting
       from capital share transactions (a)                  (9,583,102)              (8,882,160)
                                                      --------------------       -----------------
         Total increase (decrease) in net assets            (5,781,180)              (3,323,219)

NET ASSETS:
     Beginning of period                                    68,890,469               72,270,707
                                                      --------------------       -----------------
     End of period (including undistributed
       net investment income of $36,762 and
       $12,815 respectively).                           $   59,307,367           $   68,947,488
                                                      ====================       =================

(a)Transactions in capital stock were as follows:

                                  Six Months Ended March 31,                Year Ended
                                             2000                        September 30,1999
                                 -----------------------------      ---------------------------

                                  Shares               Value          Shares              Value
                               --------------   ----------------  --------------   ----------------
Shares sold                       143,330         $  3,263,108        290,893       $  6,787,327
Shares issued in reinvestment
  of distributions                  8,437               69,470         22,464            534,857
                               --------------   ----------------  --------------   ----------------
                                  151,767            3,332,578        313,357          7,322,184
Shares redeemed                                    (16,881,801)                      (16,204,344)
                                 (758,358)                           (681,079)
                               --------------   ----------------  --------------   ----------------

Net increase (decrease)          (606,591)        $(13,618,693)      (367,722)      $ (8,882,160)
                               ==============   ================  ==============   ================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

THE ELITE
INCOME FUND
(unaudited)

                                                          Six Months Ended         Year Ended
                                                           March 31, 2000       September 30, 1999
                                                        -------------------     ------------------

OPERATIONS:
     Net investment income                               $      694,007          $     1,584,832
     Net realized gain (loss) on investment securities         (105,302)                 (43,939)
     Net increase (decrease) in unrealized
     appreciation of investment securities                     (105,915)              (2,028,967)
                                                         -----------------      -------------------
     Net increase (decrease) in net assets
     resulting from operations                                 (482,790)                (488,074)

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                  (680,401)              (1,582,548)

CAPITAL SHARE TRANSACTIONS:
     Increase (decrease)in net assets resulting from
     capital share transactions (a)                          (4,851,246)              (2,867,844)
                                                         -----------------      -------------------
         Total increase (decrease) in net assets             (6,014,437)              (4,938,466)

NET ASSETS:
     Beginning of period                                     25,902,385               30,840,851
                                                         -----------------      -------------------
     End of period (including undistributed net
        investment income of $24,544 and $11,322
        respectively).                                   $   20,672,636           $   25,902,385
                                                         =================      ===================

(a)Transactions in capital stock were as follows:

                                     Six Months Ended                      Year Ended
                                      March 31, 2000                    September 30,1999
                             -------------------------------       ---------------------------

                                 Shares            Value            Shares               Value
                             -------------  ----------------    --------------    ----------------
Shares sold                      209,217       $  2,043,722          566,425        $  5,832,919
Shares issued in reinvestment
 of distributions                 69,470            680,558          141,532           1,445,177
                              ------------  -----------------    -------------    ----------------
                                 278,687          2,724,280          707,957           7,278,096
Shares redeemed                 (821,375)        (8,098,462)        (982,376)        (10,145,940)
                              ------------  -----------------    -------------    ----------------

Net increase (decrease)         (542,688)       $(5,374,182)        (274,419)        $(2,867,844)
                              ============  =================    =============    ================

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

THE ELITE
GROWTH AND INCOME FUND
For a share outstanding throughout each period
(unaudited)

                                                            Years Ended September 30,
                                          2000**        1999         1998          1997         1996

Net asset value, beginning of period   $ 22.45       $ 21.02     $  22.25      $  20.55      $ 16.64
                                      -----------   ----------- ------------  ------------  -----------
Income from investment operations
  Net investment income                    .07           .18          .18           .29          .11
  Net gain (loss) on securities
    (both realized and un                 1.57          1.43        (1.24)         6.15         3.92
                                      -----------   ----------- ------------  ------------  -----------

      Total from investment
       Operations                         1.64          1.61        (1.06)         6.44         4.03
                                      -----------   ----------- ------------  ------------  -----------

  Less Distributions
  Dividends from net investment
    income                                (.07)         (.18)        (.17)         (.29)        (.12)
  Distributions from capital gains         ---           ---          ---         (4.45)         ---
                                      -----------   ----------- ------------  ------------  -----------

      Total distributions                 (.07)         (.18)        (.17)        (4.74)        (.12)
                                      -----------   ----------- ------------  ------------  -----------

Net asset value, end of period         $ 24.02       $ 22.45      $ 21.02       $ 22.25      $ 20.55
                                      ===========   =========== ============  ============  ===========

      Total Return                        7.32%         7.62%       (4.82%)       34.66%       24.26%

Ratios/Supplemental Data
  Net asset value, end of period
     (in 000's)                       $ 59,307      $ 68,947     $ 72,271       $ 67,719      $ 44,799
  Ratio of expenses to average net
     assets                              1.25%*(a)      1.25%*       1.23%*         1.30%*        1.33%

  Ratio of net investment income
     To average net assets                 .60%(a)       .75%         .71%          1.41%          .61%

Portfolio turnover                      129.81%(a)    133.11%      138.49%        115.80%       156.93%

    *Ratio reflects fees paid through a directed brokerage arrangement. No fees were paid through a brokerage arrangement for 1996. The expense ratios for 2000 (six months), 1999, 1998, and 1997 after reduction of fees paid through the directed brokerage arrangement were 1.10%, 1.12%, 1.15%, and 1.27% respectively.

** For the six months ending March 31, 2000
(a) Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

THE ELITE
INCOME FUND
For a share outstanding throughout each period
(unaudited)

                                                                      Years Ended September 30,
                                          2000**       1999         1998         1997        1996

Net asset value, beginning of period  $   9.96      $ 10.72      $ 10.00     $   9.73      $10.03
                                      -----------  ----------- ------------ ------------ -----------
Income from investment operations
  Net investment income                    .30          .59          .59          .60         .60
  Net gain (loss) on securities
  (both realized and unrealized)          (.09)        (.76)         .72          .27        (.23)
                                      -----------  ----------- ------------ ------------ -----------
      Total from investment
       operations                          .21         (.17)        1.31          .87         .37
                                      -----------  ----------- ------------ ------------ -----------
  Less Distributions
  Dividends from net investment
  income                                  (.30)        (.59)        (.59)        (.60)       (.62)
  Distributions from capital gains         ---          ---          ---          ---        (.05)
                                      -----------  ----------- ------------ ------------ -----------

      Total distributions                 (.30)        (.59)        (.59)        (.60)       (.67)
                                      -----------  ----------- ------------ ------------ -----------

Net asset value, end of period        $   9.87     $   9.96      $ 10.72      $ 10.00     $  9.73
                                      ===========  =========== ============ ============ ===========

      Total Return                        3.73%       (1.62)%      13.44%        9.20%       3.79%

Ratios/Supplemental Data
  Net asset value, end of year
    (in 000's)                        $ 20,673     $ 25,902     $ 30,841     $ 16,312     $12,618
  Ratio of expenses to average
    net assets                           1.02%*(a)     .95%         .92%         .96%       1.00%
  Ratio of net investment income
    to average net assets                 5.73%(a)     5.60%        5.63%        6.01%       6.01%

Portfolio turnover                        3.90%(a)    33.01%       21.41%       37.60%      43.37%

    * Ratio reflects expenses prior to reimbursement from manager. Expense ratio after reimbursement was .96%.

** For the six months ending March 31, 2000
(a) Annualized

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
March 31, 2000

Note 1 - Organization
       The Elite Growth and Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth and Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

Note 2 - Significant Accounting Policies
       The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles.

       A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

       B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all its taxable income to its shareholders. Therefore no federal income tax provision is required.

       C. Option Accounting Principles (The Elite Growth and Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth and Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

       D. Cash Equivalent - Consists of investment in mutual fund money market accounts.

       E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post - October losses. Interest income and estimated expenses are accrued daily.

       F. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Note 3 - Restricted Securities
       The Funds may invest in restricted securities. Restricted securities are securities which have not been registered under the Securities Act of 1933, as amended, and as a result are subject to restrictions on resale. Investments in restricted securities are valued at fair value as determined in good faith by the Trust's Board of Trustees. There are no unrestricted securities of these issuers. At March 31, 2000 the Elite Growth and Income Fund had investments in restricted securities with the date of acquisition, cost, fair value and percentage of net assets listed below:

                              Dates of                             Percentage of
                              Acquisition     Cost         Value     Net Assets
Stocks
  105,139 Optiva Corporation  04/25/94      $ 111,710   $ 1,182,814      1.99%
  135,000 Coffee Station, Inc 04/16/96        303,750        33,750       .06%
                                           -----------  ------------  --------
     Total                                  $ 415,460   $ 1,317,814      2.05%
                                           ===========  ============  ========

Note 4 - Purchases and Sales of Securities
       For the six months ended March 31, 2000, purchases and sales of securities, other than options and short-term notes were as follows:

                                              Purchases             Sales
The Elite Growth and Income Fund            $ 37,649,335         $44,954,932
The Elite Income Fund                       $    472,547         $ 4,092,117
For The Elite Growth & Income Fund, transactions in covered call options written were as follows:

                                                       Number of
                                                       Contracts*     Premiums
Options outstanding on September 30, 1999                    2,560  $ 1,400,027
Options written                                              4,610    2,768,000
Options terminated in closing purchase transactions         (4,690)  (2,741,547)
Options exercised                                              ---          ---
Options expired                                               (560)    (336,242)
                                                     -------------- ------------
Options outstanding on March 31, 2000                        1,920   $ 1,090,238
                                                     ============== ============

       * Each contract represents 100 shares of common stock

Note 5 - Investment Management Fee and Other Transactions with Affiliates
       The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth and Income Fund and The Elite Income Fund, the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8% of 1%, respectively, over $250 million up to $500 million; and 1/2 of 1% over $500 million for each Fund.

       The Manager may voluntary reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimbursements may cease at any time without prior notice.

NOTE 6 - Directed Brokerage Arrangement
       In an effort to reduce the total expenses of the Funds, a portion of the operating expenses may be paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the operating expenses by the broker-dealer, is based on a percentage of commissions earned. Expenses paid under this arrangement during the six months ended March 31, 2000 were $48,182 for the Elite Growth and Income Fund.

NOTE 7 - Concentration
       Although both of the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth and Income Fund has investments in excess of 10% in capital goods, consumer goods and services, financial intermediaries, health care goods and services, and technology and telecommunications industries. The Elite Income Fund has investments in excess of 10% in the electric and gas utilities and financial industries.